Shareholder Fees {- Consumer Staples Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Sector Funds Initial Combo PRO-21 | Consumer Staples Portfolio
Shareholder Fees:
(fees paid directly from your investment)